Shareholder Report, Holdings (Details) - C000014299	Oct. 31, 2024
CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Total Long Exposure	18.80%
CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Total Long Exposure	8.00%
CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Total Long Exposure	4.60%
CurrencyExposure_Long_Serbia
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
CurrencyExposure_Long_Singapore
Holdings [Line Items]
Percent of Total Long Exposure	2.50%
CurrencyExposure_Long_Dominican Republic
Holdings [Line Items]
Percent of Total Long Exposure	2.50%
CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Total Long Exposure	2.30%
CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Total Long Exposure	2.30%
CurrencyExposure_Short_South Africa
Holdings [Line Items]
Percent of Total Short Exposure	(2.10%)
CurrencyExposure_Short_Philippines
Holdings [Line Items]
Percent of Total Short Exposure	(2.60%)
CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Total Short Exposure	(9.00%)
CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Total Short Exposure	(8.10%)
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.80%
AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	3.40%
AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	3.90%
AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.00%
AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.50%
AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.80%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	26.50%
AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	49.90%